Offerings - Offering: 1	May 09, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	a) An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may from time to time be offered at indeterminate prices. b) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant is deferring payment of all of the registration fee.